Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000254885
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year Corporate Ladder ETF
Trading Symbol	LDRC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year Corporate Ladder ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Corporate Ladder ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 0	[1]
Expense Ratio, Percent	0.00%	[1],[2]
AssetsNet	$ 76,682,316
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$76,682,316
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2026 Term Corporate ETF...
20.0%
iShares iBonds Dec 2027 Term Corporate ETF...
20.0
iShares iBonds Dec 2029 Term Corporate ETF...
20.0
iShares iBonds Dec 2030 Term Corporate ETF...
20.0
iShares iBonds Dec 2028 Term Corporate ETF...
20.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254886
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year High Yield and Income Ladder ETF
Trading Symbol	LDRH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year High Yield and Income Ladder ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year High Yield and Income Ladder ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 0	[3]
Expense Ratio, Percent	0.00%	[3],[4]
AssetsNet	$ 7,929,933
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$7,929,933
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds 2030 Term High Yield and Income ETF...
20.1%
iShares iBonds 2028 Term High Yield and Income ETF...
20.1
iShares iBonds 2029 Term High Yield and Income ETF...
20.0
iShares iBonds 2026 Term High Yield and Income ETF...
19.9
iShares iBonds 2027 Term High Yield and Income ETF...
19.9
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254887
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year TIPS Ladder ETF
Trading Symbol	LDRI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year TIPS Ladder ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year TIPS Ladder ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 0	[5]
Expense Ratio, Percent	0.00%	[5],[6]
AssetsNet	$ 18,933,965
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$18,933,965
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Oct 2028 Term TIPS ETF...
20.0%
iShares iBonds Oct 2029 Term TIPS ETF...
20.0
iShares iBonds Oct 2026 Term TIPS ETF...
20.0
iShares iBonds Oct 2030 Term TIPS ETF...
20.0
iShares iBonds Oct 2027 Term TIPS ETF...
20.0
Footnote	Description
Footnote(a)	Excludes money market funds.

C000254888
Shareholder Report [Line Items]
Fund Name	iShares iBonds 1-5 Year Treasury Ladder ETF
Trading Symbol	LDRT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about iShares iBonds 1-5 Year Treasury Ladder ETF (the “Fund”) for the period of November 1, 2025 to April 30, 2026
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).
Additional Information Phone Number	1-800-474-2737
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 1-5 Year Treasury Ladder ETF	$0Footnote Reference(a)	0.00%Footnote Reference(a)Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized.

Expenses Paid, Amount	$ 0	[7]
Expense Ratio, Percent	0.00%	[7],[8]
AssetsNet	$ 105,197,281
Holdings Count | Holding	6
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Table Summary
Net Assets...
$105,197,281
Number of Portfolio Holdings...
6
Portfolio Turnover Rate...
0%

Holdings [Text Block]

Portfolio composition

All holdings

Table Summary
Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
100.0%
Table Summary
Security	Percent of Total InvestmentsFootnote Reference(a)
iShares iBonds Dec 2026 Term Treasury ETF...
20.1%
iShares iBonds Dec 2027 Term Treasury ETF...
20.0
iShares iBonds Dec 2028 Term Treasury ETF...
20.0
iShares iBonds Dec 2029 Term Treasury ETF...
20.0
iShares iBonds Dec 2030 Term Treasury ETF...
19.9
Footnote	Description
Footnote(a)	Excludes money market funds.

[1]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[2]	Annualized.
[3]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[4]	Annualized.
[5]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[6]	Annualized.
[7]	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
[8]	Annualized.